Fair Value Measurements (Assets Measured at Fair Value on a Non-recurring Basis) (Details) - USD ($)	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	$ 3,352,000,000	$ 2,541,000,000				$ 1,196,000,000								$ 3,352,000,000		$ 2,541,000,000	$ 1,196,000,000
Total assets at fair value	3,432,000,000	2,652,000,000				1,407,000,000				$ 1,379,000,000				3,432,000,000		2,652,000,000	1,407,000,000	$ 1,379,000,000
Net gain (loss) on sales of repossessed assets	94,000,000	46,000,000	$ 68,000,000	$ 83,000,000	$ 91,000,000	53,000,000	$ 52,000,000	$ 55,000,000	$ 45,000,000	$ 45,000,000	$ 75,000,000	$ 144,000,000	$ 137,000,000	259,000,000	$ 242,000,000	288,000,000	206,000,000	402,000,000
Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Repossessed assets	15,000,000	17,000,000				19,000,000								15,000,000		17,000,000	19,000,000
Total assets at fair value	48,000,000	67,000,000				120,000,000								48,000,000		67,000,000	120,000,000
Fair value gains (losses) on repossessed assets	0		(1,000,000)											(2,000,000)	(2,000,000)	(2,000,000)	(4,000,000)	(10,000,000)
Net gain (loss) on sales of repossessed assets	1,000,000		1,000,000											2,000,000	2,000,000	(2,000,000)	(5,000,000)	(26,000,000)
Nonrecurring | Interest Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value gains (losses) on loans	(1,000,000)		(1,000,000)											(1,000,000)	(1,000,000)	(2,000,000)	(4,000,000)	(4,000,000)
Nonrecurring | Provision for loan losses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value gains (losses) on loans	(11,000,000)		$ (20,000,000)											(31,000,000)	$ (76,000,000)	(84,000,000)	(49,000,000)	$ (155,000,000)
Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Repossessed assets	0	0				0								0		0	0
Total assets at fair value	10,000,000	8,000,000				27,000,000								10,000,000		8,000,000	27,000,000
Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Repossessed assets	15,000,000	17,000,000				19,000,000								15,000,000		17,000,000	19,000,000
Total assets at fair value	38,000,000	59,000,000				93,000,000								38,000,000		59,000,000	93,000,000
Nonrecurring | Residential first mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	10,000,000	8,000,000				27,000,000								10,000,000		8,000,000	27,000,000
Impaired loans held-for-investment	22,000,000	40,000,000				74,000,000								22,000,000		40,000,000	74,000,000
Nonrecurring | Residential first mortgage loans | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	10,000,000	8,000,000				27,000,000								10,000,000		8,000,000	27,000,000
Impaired loans held-for-investment	0	0				0								0		0	0
Nonrecurring | Residential first mortgage loans | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	0	0				0								0		0	0
Impaired loans held-for-investment	22,000,000	40,000,000				$ 74,000,000								22,000,000		40,000,000	$ 74,000,000
Nonrecurring | Commercial and industrial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans held-for-investment	1,000,000	2,000,000												1,000,000		2,000,000
Nonrecurring | Commercial and industrial | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans held-for-investment	0	0												0		0
Nonrecurring | Commercial and industrial | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans held-for-investment	$ 1,000,000	$ 2,000,000												$ 1,000,000		$ 2,000,000